Operations and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2023
Operations and Principal Activities
Summary of the Company's major subsidiaries and VIE

As of December 31, 2023, the Company’s major subsidiaries, VIEs and VIE’s subsidiaries are as follows:

Place and year of
	Incorporation/acquisition	Principal activities
Major Subsidiaries
Zhihu Technology (HK) Limited	Hong Kong, 2011	Investment holding
Zhizhe Sihai (Beijing) Technology Co., Ltd.	PRC, 2012	Technology, business support and consulting service
Beijing Zhihu Network Technology Co., Ltd.	PRC, 2018	Information and marketing service
Shanghai Zhishi Technology Co., Ltd.	PRC, 2021	Technology and consulting service
Shanghai Paya Information Technology Co., Ltd.	PRC, 2021	Consulting service
Zhizhe Information Technology Services Chengdu Co., Ltd.	PRC, 2016	Technology, business support in the PRC
Chengdu Zhizhewanjuan Technology Co., Ltd.	PRC, 2017	Information transmission, software and information technology service in the PRC
Wuhan Bofeng Technology Co., Ltd.	PRC, 2023	Technology and consulting service

VIEs
Beijing Zhizhe Tianxia Technology Co., Ltd.	PRC, 2011	Internet service
Shanghai Pinzhi Education Technology Co., Ltd.	PRC, 2021	Vocational training
Shanghai Biban Network Technology Co., Ltd.	PRC, 2021	Vocational training
Wuhan Xinyue Network Technology Co., Ltd.	PRC, 2023	Information and consulting service

VIE’s subsidiaries
Beijing Leimeng Shengtong Cultural Development Co., Ltd.	PRC, 2017	Audio-Visual Permit holder in the PRC
Wuhan Zhibo Wenshuo Technology Co., Ltd.	PRC, 2023	Internet service

Summary of the consolidated financial information of the Group's VIE and its subsidiaries

The following consolidated financial information of the Group’s VIEs and their subsidiaries as of December 31, 2022 and 2023 and for the years ended December 31, 2021, 2022 and 2023 was included in the accompanying consolidated financial statements of the Group as follows (in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	250,759	358,635
Short-term investments	38,500	85,301
Trade receivables	121,796	115,888
Amounts due from related parties	22,013	1,869
Amounts due from Group companies	8,671	34,099
Prepayments and other current assets	68,491	81,290
Non-current assets:
Property and equipment, net	813	489
Intangible assets, net	66,124	107,481
Goodwill	103,514	168,246
Right-of-use assets	4,772	4,205
Other non-current assets	8,943	7,855
Total assets	694,396	965,358

Current liabilities
Accounts payable and accrued liabilities	187,595	275,469
Salary and welfare payables	10,132	22,415
Taxes payable	3,925	10,708
Contract liabilities	269,425	231,308
Amounts due to related parties	16,000	2,787
Amounts due to Group companies(a)	145,247	274,808
Short-term lease liabilities	2,428	1,477
Other current liabilities	22,991	24,247
Non-current liabilities
Long-term lease liabilities	2,525	2,003
Deferred tax liabilities	8,555	19,919
Other non-current liabilities	30,373	87,368
Total liabilities	699,196	952,509

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Inter-company revenues	196	866	485
Third-party revenues	766,032	1,548,003	2,445,830
Inter-company cost(a)	(330,486)	(582,440)	(804,488)
Third-party cost	(373,390)	(618,365)	(845,458)
Gross Profit	62,352	348,064	796,369
Operating expenses(a)	(85,017)	(361,723)	(847,972)
Other income	4,834	9,452	20,302
Loss before income tax	(17,831)	(4,207)	(31,301)
Income tax expense	(3,435)	(6,948)	(7,070)
Net loss	(21,266)	(11,155)	(38,371)
Net loss attributable to noncontrolling interests	—	128	1,758
Net loss attributable to the Company	(21,266)	(11,027)	(36,613)

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Purchases of goods and services from Group Companies(a)	(45,579)	(906,100)	(878,010)
Operating activities with external parties	432,031	727,853	1,093,734
Net cash provided by/(used in) operating activities	386,452	(178,247)	215,724
Purchases of short-term investments	(870,000)	(1,513,535)	(431,000)
Proceeds of maturities of short-term investments	490,000	1,924,071	387,014
Other investing activities with external parties	(33,626)	(40,843)	(63,862)
Net cash (used in)/provided by investing activities	(413,626)	369,693	(107,848)
Net (decrease)/increase in cash and cash equivalents	(27,174)	191,446	107,876
Cash and cash equivalents at beginning of the year	86,487	59,313	250,759
Cash and cash equivalents at end of the year	59,313	250,759	358,635

(a)	VIEs have incurred RMB330.5 million, RMB572.3 million and RMB857.4 million in fees related to services provided by the WFOEs and WFOEs and concurrently recognized the same amounts as revenues for the years ended December 31, 2021, 2022 and 2023, respectively. In 2021, 2022, and 2023, the total amount of such service fees that VIEs paid to the relevant WFOEs under the relevant agreements was RMB45.6 million, RMB896.3 million and RMB834.5 million, respectively. The unsettled balance in respect of such transactions was RMB54.6 million and RMB130.8 million as of December 31, 2022 and 2023, respectively.